Debt: (Tables)	12 Months Ended
Dec. 31, 2018
Debt:
Schedule of maturities for long-term debt and capital lease obligations

	(dollars in thousands)
	2019	2020	2021	2022	2023
FFB	$164,782	$180,107	$185,476	$189,176	$195,483
FMBs	351,010	1,010	1,010	1,010	1,010
PCBs(1)	—	133,550	93,379	18,676	—
CFC	1,035	391	—	—	—
	$516,827	$315,058	$279,865	$208,862	$196,493
Capital Leases	5,462	6,082	6,772	7,541	8,398
Total	$522,289	$321,140	$286,637	$216,403	$204,891

(1)

In addition to regularly scheduled principal payments included are amounts that would be due if the letters of credit supporting the Series 2009 and Series 2010 bonds were drawn upon and became payable in accordance with their terms, such as would occur if the credit facility the letters of credit were issued under was not renewed or extended at its expiration date. These amounts equal $133.6 million in 2020,  $93.4 million in 2021 and $18.7 million in 2022. We anticipate extending these credit facilities before their expiration. The nominal maturities of the Series 2009 and Series 2010 pollution control bonds range from 2030 through 2038.

Schedule of long-term debt outstanding and the associated unamortized debt issuance costs and debt discounts

	2018		2017
		Unamortized Debt		Unamortized Debt
		Issuance Costs and		Issuance Costs and
	Principal	Debt Discounts	Principal	Debt Discounts
	(dollars in thousands)
FFB	$4,372,422	$50,210	$4,192,450	$51,593
FMBs	3,556,062	41,509	3,057,072	34,673
PCBs	980,770	11,612	980,770	9,347
CFC	1,426	—	2,411	—
	$8,910,680	$103,331	$8,232,703	$95,613